COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Future minimum lease payments under operating leases

At December 31, 2012, our future minimum lease payments under operating leases (with initial or remaining noncancelable lease terms in excess of one year) were as follows:

Year	Amount
2013	$7
2014	5
2015	4
2016	3
2017	1
Thereafter	—

Total future minimum lease payments	$20